OAK ASSOCIATES FUNDS (the "Trust")
                           White Oak Growth Stock Fund
                          Pin Oak Aggressive Stock Fund
                         Red Oak Technology Select Fund
                  (each a "Fund" and collectively, the "Funds")

                      Supplement dated July 6, 2000, to the
                       Statement of Additional Information
                               dated March 1, 2000

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.


In the Statement of Additional Information on pages S-14 through S-17, paragraphs 2 through 20 of the section entitled "Trustees and Officers of the Trust" are deleted and replaced with the following:


The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456.

JAMES D. OELSCHLAGER (DOB 10/03/42) - Trustee* - Managing Member, President, CIO and Founder of Oak Associates, ltd. since 1985. Assistant Treasurer and Director of Investment Management of Firestone Tire and Rubber, 1969-1985.

JOHN G. STIMPSON (DOB 03/17/42) - Trustee** - Retired since 1993. Board of Directors, Morgan Stanley Trust Company, 1988-1993. Director of International Equity Sales, and Equity Sales Manager, Salomon Brothers (New York), 1985-1993. Director London Office, Salomon Brothers International (London, England), 1972-1985. Institutional Equity RR, duPont Glore Forgan, 1968-1972.

J. JOHN CANON (DOB 01/19/35) - Trustee** - Member of Board, Proconex since 1985. President, and Chairman of the Board, Synergistic Partners, Inc., 1974-1999. Application, Engineering and Sales, Fisher Controls Company, 1961-1974 and Carrier Corporation, 1957-1961.

STANFORD N. PHELPS (DOB 06/15/34) - Trustee** - Chairman, Clear Springs Land Company LLC since 1999. Chairman, S.N. Phelps Realty LLC since 1994. Chairman, Wyatt Energy, Inc. since 1994. Chairman, Commonwealth Oil Refining Company since 1984. Chairman, Realmark Holdings since 1983. Chairman, S.N. Phelps & Co. since 1986. President & CIO, U.S. Life Advisors and U.S. Life Income Fund, 1972-1974. Head of Bond Department,

Drexel, Harriman & Ripley, 1970-1972. Head of Bond Sales, F.S. Smithers & Co., 1967-1970. Head of Restructuring/Workout, Citibank, N.A., 1960-1966.

WILLIAM E. WHITE (DOB 03/09/65) - President - Mutual Fund Product Manager of Oak Associates, ltd., the Adviser, since 1997. Account Director, SEI Investments, 1994-1997. Lieutenant, United States Navy, 1987-1994.

ROBERT J. DELLACROCE (DOB 12/17/63) - Controller and Chief Financial Officer - Director, Funds Administration and Accounting of the Administrator since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

JAMES R. FOGGO (DOB 06/30/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary -Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate at Richter, Miller & Finn, 1994-1997.

RICHARD W. GRANT (DOB 10/25/45) - Assistant Secretary - 1701 Market Street, Philadelphia, PA 19013. Partner, Morgan Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Secretary - 1701 Market Street, Philadelphia, PA 19103, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

JOHN M. FORD (DOB 09/11/69) - Assistant Secretary - 1800 M Street, NW, Washington, DC 20036, Associate since 1998, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

SANDRA H. NOLL (DOB 02/29/64) - Vice President and Assistant Secretary - Portfolio Analysis, Compliance Officer, Certified Public Accountant of Oak Associates, ltd. since 1994. Certified Public Accountant at Lomax, Soful & Foster, Inc., 1990 to 1994.

LESLIE MANNA (DOB 03/03/62) - Vice President and Assistant Secretary - Mutual Fund Coordinator, Oak Associates, ltd. since 1997. Employee of Oak Associates, ltd., 1995-1997. Office Manager of Saltz, Shamis & Goldfarb, 1992-1995.

HEATHER BERG (DOB 07/31/74) - Vice President and Assistant Secretary - Mutual Fund Coordinator, Oak Associates, ltd. since 1998. Employee of Oak Associates, ltd. 1996-1998.

In the Statement of Additional Information on page S-17, paragraphs 6 and 7 will be replaced with the following:

* Mr. Oelschlager is a Trustee who is an "interested" person of the Fund as that term is defined in the 1940 Act.

** Messrs. Stimpson, Canon and Phelps serve as members of the Audit Committee of the Fund.

In the Statement of Additional Information on page S-24, the last two columns of the Brokerage Commissions chart were inadvertently left blank. The following information should be added:

                         % of Total Brokerage     % of Total Brokerage
                         Commissions Paid to      Transactions Effected
                           the Affiliated          Through Affiliated
     Fund                      Brokers                  Brokers
--------------           --------------------     ---------------------
                                 1999                     1999
                                 ----                    -----
White Oak Fund                   3.8%                    52.6%
 Pin Oak Fund                    6.8%                    71.6%
 Red Oak Fund                    3.2%                    32.7%



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



OAK-A-011-09000